Property and Equipment - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Depreciation expense	$ 0.2	$ 0.4	$ 0.7	$ 1.3	$ 1.6	$ 1.0
Automobiles | Selling, General and Administrative Expenses [Member]
Property Plant And Equipment [Line Items]
Gain on Sale of Property and Equipment			$ 0.5